Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	true
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	FundCore Institutional Income Trust Inc.
Entity Central Index Key	0001492459
Entity Filer Category	Non-accelerated Filer
Amendment Description	This amendment is being filed to comply with regulations.

Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 5,039	$ 5,500
Prepaid expense	3,222	3,200
Deferred offering costs	1,681,250	1,589,767
Total Assets	1,689,511	1,598,467
LIABILITIES AND EQUITY
Accounts payable and other accruals	76,909	57,283
Due to affiliates	1,971,168	1,676,536
Total Liabilities	2,048,077	1,733,819
Equity:
Common stock, $0.01 par value, 75,000,000 shares authorized, 1,000 shares issued and outstanding	10	10
Additional paid-in capital	9,990	9,990
Accumulated deficit	(368,566)	(145,352)
Total Stockholder's Equity	(358,566)	(135,352)
Total Liabilities and Equity	$ 1,689,511	$ 1,598,467

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Balance Sheets [Abstract]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	1,000	1,000
Common stock, shares outstanding	1,000	1,000

Statements Of Operations (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
EXPENSES
Organization expenses	$ 70,714
General and administrative expenses	74,638	223,214
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDER	$ (145,352)	$ (223,214)

Statements Of Equity (USD $)	Common Shares [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Initial capital contributed at May. 17, 2010	$ 10	$ 9,990		$ 10,000
Initial capital contributed, shares at May. 17, 2010	1,000
Net loss			(145,352)	(145,352)
Balance at Dec. 31, 2010	10	9,990	(145,352)	(135,352)
Balance, shares at Dec. 31, 2010	1,000
Net loss			(223,214)	(223,214)
Balance at Dec. 31, 2011	$ 10	$ 9,990	$ (368,566)	$ (358,566)
Balance, shares at Dec. 31, 2011	1,000

Statements Of Cash Flow (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (145,352)	$ (223,214)
Adjustments to reconcile net loss to net cash used in operating activities:
Increase in due to affiliates, organization expenses	70,714
Increase in due to affiliates, general and administrative expenses	16,055	203,149
(Increase) in prepaid expense	(3,200)	(22)
Increase in accounts payable	57,283	19,626
Net cash used in operating activities	(4,500)	(461)
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from issuance of common shares	10,000
Net cash provided by financing activities	10,000
NET (DECREASE) INCREASE IN CASH AND EQUIVALENTS	5,500	(461)
CASH AND CASH EQUIVALENTS, at beginning of period/Inception		5,500
CASH AND CASH EQUIVALENTS, at end of period	5,500	5,039
Supplemental Disclosure of Non-Cash Information:
Deferred offering costs due to affiliates	$ 1,589,767	$ 91,483

Organization	12 Months Ended
Dec. 31, 2011
Organization [Abstract]
Organization

1. ORGANIZATION

FundCore Institutional Income Trust Inc. (the "Company") is a newly organized Maryland corporation formed on May 18, 2010.

The Company was formed to originate and invest in high-quality commercial real estate loans and other debt investments secured primarily by cash-flowing properties located in the U.S. Such assets are collectively referred to as the Company's "target assets." As of the date of the financial statements, the Company does not own any interest in any target assets. The Company's primary investment objectives are preserving and protecting its stockholders' capital, providing current income to its stockholders in the form of monthly cash distributions, and returning capital to stockholders during the capital return period as defined in the registration statement.

The Company intends to operate in a manner that will allow it to qualify as a real estate investment trust, or "REIT," for federal income tax purposes commencing with its taxable year ending December 31, 2012. In July 2010, the Company sold 1,000 shares of common stock to FundCore Advisor LLC (the "Advisor") at a price of $10.00 per share.

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments purchased with original maturities of three months or less.

Prepaid Expense

Prepaid expense consists of an escrow fee paid, and will be amortized to general and administrative expenses over the one year term of the escrow period.

Organization and Offering Costs

Organization costs are expensed as incurred and offering costs are deferred and will be charged against gross proceeds of the offering. Organization and offering costs are to be reimbursed by the Company to the Advisor on an amortized basis over a period of five years commencing with the completion of the offering period, one year following the end of the escrow period.

The escrow period is defined as the period of time investors' funds will be held in an interest-bearing escrow account with Wells Fargo Bank, N.A., an independent third-party escrow agent, until the Company (i) receive purchase orders for at least 1,000,000 shares of its common stock and (ii) authorizes the release to the Company of funds in the escrow account, at which time the Company will commence its operations. Funds in escrow will be invested in short-term investments that can be readily sold or otherwise disposed of for cash without any significant risk of dissipation of the offering proceeds invested. If the Company does not sell a minimum of 1,000,000 shares of common stock by October 22, 2012 in our primary offering within one year of the commencement of the offering, or October 20, 2011, it will terminate the offering and funds will promptly be returned to all subscribing investors with interest, except for de minimis interest. Even if the Company sells the minimum of 1,000,000 shares of common stock in our primary offering within one year of the commencement of the offering, interest will be paid on all escrowed funds unless (i) the minimum offering amount is achieved on the first day the Company commences the offering or (ii) the total amount of interest payable is lower than the costs and expenses to the Company associated with any such payment, which we refer to as "de minimis interest." The Company's primary offering will extend for a period of one year following the end of the escrow period.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between financial statement carrying amounts and their respective tax basis. A valuation allowance is established for uncertainties relating to realization of deferred tax assets. As of December 31, 2011, the Company had deferred tax assets totaling $140,055 related to temporary differences for our organizational and pre-operational general and administrative costs which are capitalized for tax purposes. A valuation allowance was recorded on these deferred tax assets due to current uncertainty of realization.

The Company intends to qualify as a REIT under the Internal Revenue Code of 1986, as amended, commencing with the taxable year ending December 31, 2012. As a REIT, the Company generally will not be subject to federal income taxes on taxable income that it distributes to stockholders. The Company intends to make timely distributions sufficient to satisfy the annual distribution requirements. If the Company fails to qualify as a REIT in any taxable year without the benefit of certain relief provisions, the Company will be subject to federal income tax on its taxable income at regular corporate income tax rates. Even if the Company qualifies for taxation as a REIT, the Company may be subject to certain state and local taxes on its income, property or net worth and federal income and excise taxes on its undistributed income.

Use of Estimates

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. Estimates and assumptions are reviewed periodically, and the effects of revision are reflected in the period they are determined to be necessary.

Initial Public Offering	12 Months Ended
Dec. 31, 2011
Initial Public Offering [Abstract]
Initial Public Offering

3. INITIAL PUBLIC OFFERING

The Company intends to offer for sale up to 75,000,000 in shares of common stock, 67% (50,000,000 shares) of which will be offered to investors at a price of $10.00 per share, and 33% (25,000,000 shares) of which will be offered to participants in the Company's distribution reinvestment plan at $10.00 per share during the offering period, and at net asset value ("NAV") per share following the end of the offering period (the "Offering"). The Company has the right to reallocate the shares of common stock offered between the Company's primary offering and the Company's distribution reinvestment plan.

Integrity Investments, Inc. ("Integrity" or the "Primary Dealer") will serve as the primary participating broker-dealer in connection with the Offering. The Offering is a best efforts offering, which means that the Primary Dealer is not required to sell any specific number or dollar amount of shares of common stock in the offering but will use its best efforts to sell the shares of common stock. The Offering is a continuous offering that will end by October 22, 2012, unless it is extended.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

4. RELATED PARTY TRANSACTIONS

In July 2010, the Company sold 1,000 shares of common stock to the Advisor at a price of $10.00 per share. The Company will rely on the Advisor to manage the Company's day-to-day activities and to implement the Company's investment strategy. The Advisor will receive fees for the investment and management of the Company's assets. These fees primarily consist of the following:

(i)	For all investments, including those in short-term, highly liquid instruments that the Company may make prior to investing in target assets, the asset management fee will consist of a monthly fee equal to one-twelfth of 1.0% of the sum of the aggregate cost of all investments within our portfolio, including certain acquisition and origination expenses we capitalize and any debt attributable to such investments. To the extent that net proceeds in its offering are not invested, an asset management fee will not be charged on such proceeds;

(ii)	Advisor will also be responsible for paying the Company's cumulative organization and offering expenses, including legal, accounting, printing and other expenses related to the distribution of its offering, and for reimbursing the primary dealer's and participating broker-dealers' out-of-pocket expenses on a non-accountable basis up to $1,000,000, which is deemed to be underwriting compensation under FINRA rules, as well as reimbursing their bona fide due diligence expenses. As of December 31, 2011, $300,000 is included in deferred offering cost and due to affiliate for the reimbursement of out-of-pocket costs incurred by the primary dealer. The Company intends to reimburse the Advisor for paying such organization and offering expenses amortized over a period of five years, payable monthly, commencing with the completion of the offering period;

(iii)	The Company will reimburse the Advisor for the expenses it incurs in hiring third-party servicers to service the loans originated. The Company anticipate servicing costs to approximate 0.05% per annum of the sum of the cost of all gross assets, including any debt attributable to such investments; and

(iv)	The Company will reimburse the Advisor for the expenses it incurs in connection with its provision of services to the Company other than personnel costs in connection with services for which the Advisor receives asset management fees.

Transaction with Affiliate

For the year ended December 31, 2011, the Company incurred $223,214 of general and administrative expenses, all of which will be paid directly by the Advisor on behalf of the Company. All amounts related to organization expense and general and administrative expense have been expensed as incurred in the accompanying statements of operations. Offering costs are capitalized and applied to equity as offering proceeds are raised. The amount due to affiliate on the accompanying balance sheets represent these non-interest bearing advances made by the Advisor, of which $219,204 is due upon breaking escrow. The amount related to organization and offering costs will be reimbursed to the Advisor and amortized over a period of five years, payable monthly, commencing with the completion of the offering period.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

5. SUBSEQUENT EVENTS

We have evaluated subsequent events through the date the financial statements are issued. This evaluation did not reveal any subsequent events that necessitated disclosures and/or adjustments.